Impacts of adoption of new IFRS standards (Details 5) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Statement [line items]
Increase to retained earnings arising from first application of IFRS 9	$ 177.0
Increase to retained earnings arising from first application of IFRS 9 equity securities	102.0
Increase to retained earnings arising from first application of IFRS 9 fund investments	$ 75.0